UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

                                                                             480 N. Magnolia Ave., Suite 103

                                                                                          El Cajon, CA                                92020

                                                                                   (Address of principal executive offices)

                                                                                             (Zip code)

Ross C. Provence

480 N. Magnolia Ave., Suite 103

El Cajon, CA 92020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Blue Chip Investor Fund

			Schedule of Investments
		September 30, 2004 (Unaudited)
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Accident & Health Insurance
25,000	Aflac, Inc.		$ 980,250	3.84%

Auto Parts- Retail/Wholesale
20,000	Autozone, Inc. * +		1,545,000	6.06%

Beverages- Alcoholic/Soft Drink
15,000	Anheuser Busch Co., Inc.		749,250	2.94%

Drugs/Sundries
17,000	Cardinal Health, Inc. +		744,090	2.92%

Finance -Investment Brokers
18,750	Legg Mason		998,813	3.92%

Finance - Mortgage Loan / Banker
25,000	Federal National Mortgage Association		1,585,000	6.22%

Financial Services
19,300	American Express Co.		993,178
20,000	First Data Corp.		870,000
			1,863,178	7.30%

Food & Kindred Products
20,000	Altria +		940,800	3.69%

Holding Companies NEC
30	Berkshire Hathaway Class A *		2,599,500	10.19%

Insurance
19,000	American International Group, Inc. +		1,291,810
31,000	Arthur J. Gallagher		1,027,030
17,500	Marsh & McLennan Co's, Inc.		800,800
20,000	MBIA Inc.		1,164,200
9,000	Progressive Corp.		762,750
600	White Mountains		315,600
			5,362,190	21.03%

Medical Instruments
20,000	Becton Dickson & Co.		1,034,000	4.05%

Medical - Health Maintenance Organization
11,000	United Healthcare Corp.		811,140	3.18%

National Commercial Banks
15,000	First Horizon National Corp.		650,400
50,000	MBNA Corp.		1,260,000
20,000	Mellon Financial Corp.		553,800
15,000	Wells Fargo And Company		894,450
8,720	Zion Bancorp.		532,269
			3,890,919	15.26%

Personal Credit Institutions
26,000	SLM Corp.		1,159,600	4.55%

Pharmaceutical Preparations
20,000	Abbott Laboratories		847,200	3.32%

Retail Drug Stores
13,000	Express Scripts *		849,420	3.33%

State Commercial Banks
20,000	Fifth Third Bank		984,400
10,000	M&T Bank		957,000
			1,941,400	7.61%

Tax Prep Services
40,000	Block (H.R.) Inc.		1,976,800	7.75%

Total for Common Stock (Cost- $27,646,655)			29,878,549	117.17%

	Total Investments		29,878,549	117.17%
	(Cost- $27,646,655)

	Liabilities in excess of other assets		(4,378,000)	-17.17%

	Net Assets		$ 25,500,549	100.00%

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security		to Call	Market Value
Expiration Date/Exercise Price

Altria
January 2005 Calls @ 50.00		20,000	$ 26,000

American International Group
January 2005 Calls @ 70.00		19,000	40,850

Cardinal Health
December 2005 Calls @ 65.00		2,000	200

Federal National Mortgage Association
November 2005 Calls @ 65.00		10,000	19,000

Total (Premiums Received $230,368)			$ 86,050

* Non-Income producing securities.
+ Portion of the security is pledged as collateral for options written

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

1. SECURITY TRANSACTIONS

At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $27,646,655 amounted to $2,376,212, which consisted of aggregate gross unrealized appreciation of $3,287,845and aggregate gross unrealized depreciation of $911,633.

Item 1. Schedule of Investments.

Blue Chip Investor Horizon Fund

	Schedule of Investments
	September 30, 2004 (Unaudited)
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Accident & Health Insurance
1,400	Aflac, Inc.		$ 54,894	2.24%

Auto Parts- Retail/Wholesale
1,500	Autozone, Inc. *		115,875	4.72%

Banks- Money Centers
1,600	Citicorp.		70,592	2.88%

Concrete, Gypsum & Plaster Products
1,800	Florida Rock Industries		88,182	3.60%

Drugs/Sundries
800	Cardinal Health, Inc.		35,016	1.43%

Federal Saving Institutions
1,100	Washington Mutual		42,988	1.75%

Finance - Investment Brokers
1,875	Legg Mason		99,881	4.07%

Finance - Mortgage Loan / Banker
2,200	Federal National Mortgage Association		139,480	5.69%

Finance - Savings & Loan
700	Golden West Financial		77,665	3.17%

Financial Services
700	American Express Co. +		36,022
2,500	First Data Corp.		108,750
			144,772	5.90%

Food & Kindred Products
3,000	Altria +		141,120	5.75%

Health & Allied Services
2,000	Lincare Holdings *		59,420	2.42%

Holding Companies NEC
25	Berkshire Hathaway Class A *		71,775	2.93%

Insurance
3,000	American International Group, Inc. +		203,970
3,100	Arthur J. Gallagher		102,703
1,000	Marsh & Mclennan Cos, Inc.		45,760
1,800	MBIA Inc.		104,778
1,500	Mercury General		79,335
			536,546	21.88%

Leisure Products
2,500	Mattel, Inc.		45,325	1.85%

Medical Drugs
500	Johnson & Johnson		28,165	1.15%

Medical - Health Maintenance Organization
1,500	United Healthcare Corp.		110,610	4.51%

National Commercial Banks
5,000	MBNA Corp. +		126,000
4,000	Mellon Financial Corp.		110,760
2,000	Wells Fargo And Company		119,260
			356,020	14.52%

Personal Credit Institutions
2,600	SLM Corp.		115,960	4.73%

Pharmaceutical Preparations
1,900	Abbott Laboratories +		80,484	3.28%

Retail Apparel/Shoes
4,000	Limited, Inc.		89,160	3.64%

State Commercial Banks
2,000	Fifth Third Bank		98,440
1,000	M&T Bank		95,700
			194,140	7.92%

Tax Prep Services
2,600	Block (H.R.) Inc.		128,492	5.24%

Total for Common Stock (Cost $2,830,507)			2,826,562	115.25%

PUT OPTIONS Common Stock/Expiration/Exercise		Shares Subject
Underlying Security		to Put
Expiration Date/Exercise Price

Altria
January 2006 Puts @ 50.00		2,000	16,800

American Express
January 2006 Puts @ 40.00		700	805

Arthur J. Gallagher
January 2005 Puts @ 30.00		3,100	775

Block (H.R.) Inc.
January 2005 Puts @ 40.00		2,600	780

Cardinal Health
January 2006 Puts @ 55.00		800	10,160

Citicorp
January 2006 Puts @ 40.00		1,600	4,560

Federal National Mortgage Association
January 2005 Puts @ 70.00		300	2,520
January 2006 Puts @ 70.00		400	4,400
			6,920

Fifth Third Bank
January 2006 Puts @ 50.00		900	4,410
January 2005 Puts @ 50.00		500	1,300
			5,710

First Data Corp.
January 2006 Puts @ 40.00		2,500	7,500

Golden West Financial
February 2005 Puts @ 100.00		700	1,155

Johnson & Johnson
January 2006 Puts @ 50.00		500	1,025

Limited, Inc.
January 2006 Puts @ 15.00		4,000	1,400

Lincare Holdings
January 2006 Puts @ 30.00		2,000	7,400

Marsh & McLennan Cos, Inc.
January 2006 Puts @ 40.00		1,000	2,000

Mattel, Inc.
January 2006 Puts @ 17.50		2,500	4,625

MBIA, Inc.
January 2005 Puts @ 50.00		1,800	1,260

MBNA
January 2005 Puts @ 25.00		500	575

Mellon Financial Corp.
March 2005 Puts @ 25.00		4,000	3,000

M & T Bank
January 2007 Puts @ 80.00		1,000	5,300

SLM Corp.
January 2006 Puts @ 33.38		2,600	1,820

Washington Mutual
January 2006 Puts @ 35.00		1,100	2,915

Wells Fargo
January 2005 Puts @ 55.00		500	325
January 2005 Puts @ 50.00		1,100	220
			545

	Total Put Options (Cost $111,601)		87,030	3.54%

	Total Investments		2,913,592	118.79%
	(Cost - $3,366,455)

	Liabilities in excess of other assets		(460,966)	-18.79%

	Net Assets		$ 2,452,626	100.00%

CALL OPTIONS WRITTEN
		Shares Subject
Underlying Security		to Call Market Value
Expiration Date/Exercise Price

Abbott Laboratories
January 2005 Calls @ 40.00		1,900	$ 2,185

Altria
January 2005 Calls @ 50.00		1,000	1,300

American Express
January 2005 Calls @ 50.00		700	2,065

American International Group
January 2005 Calls @ 75.00		1,500	975
January 2005 Calls @ 70.00		1,500	3,225
			4,200

Federal National Mortgage Association
November 2005 Calls @ 65.00		1,500	2,850

MBNA
January 2005 Calls @ 25.00		2,000	3,000

United Healthcare Corp.
December 2004 Calls @ 65.00		1,500	15,000

Total (Premiums Received $44,778)			$ 30,600

* Non-Income producing securities.
** Variable Rate Security; The coupon Rate shown represents the rate at September 30, 2004.
+ Portion of the security is pledged as collateral for options written

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR HORIZON FUND

1. SECURITY TRANSACTIONS

At September 30, 2004, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,366,455 amounted to $14,338, which consisted of aggregate gross unrealized appreciation of $148,192 and aggregate gross unrealized depreciation of $162,530.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP INVESTOR FUNDS

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date                      11/18/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date                      11/18/04

By : /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date                      11/18/04